TEMPLETON INSTITUTIONAL FUNDS, INC.

TIFI
Foreign Equity Series
ANNUAL REPORT



[TEMPLETON LOGO]                                               DECEMBER 31, 2000
PAGE
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Mutual funds, annuities, and other investment products:

    - are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

    - are not deposits or obligations of, or guaranteed or endorsed by, any bank;

    -   are subject to investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------
PAGE
              December 31, 2000








              Shareholder:
              The year 2000 proved to be a very difficult one for equity investors all over the world. Nonetheless, at Templeton our continued adherence to long-established valuation parameters resulted in good relative investment returns. For the quarter and one-year periods ended December 31, 2000, the Templeton

--------------------------------------------------------------------------------
                          TOTAL RETURNS AS OF 12/31/00

                                                                      CUMULATIVE
                         ONE-YEAR  THREE-YEAR  FIVE-YEAR  TEN-YEAR      SINCE
                          AVERAGE   AVERAGE     AVERAGE    AVERAGE    INCEPTION
                           ANNUAL    ANNUAL      ANNUAL     ANNUAL     (1),(3)
                          (1),(2)   (1),(2)     (1),(2)    (1),(2)    (10/18/90)
TIFI Foreign
Equity Series -
Primary Shares            -5.86%     9.71%      12.33%      12.52%     216.12%
MSCI AC World
Free ex U.S. Index(4)    -15.09%     8.36%       6.73%       8.31%     125.57%
MSCI EAFE Index(4)       -13.96%     9.64%       7.42%       8.56%     114.74%

(1) Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Source: Morgan Stanley Capital International. The MSCI AC World Free ex U.S. Index measures the performance of securities located in 46 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends. The MSCI EAFE Index tracks the performance of approximately 1,000 securities in 20 countries. It includes reinvested dividends.

Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.
--------------------------------------------------------------------------------

    The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 8.


[PHOTO OF GARY MOTYL]

GARY MOTYL IS EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER FOR INSTITUTIONAL GLOBAL EQUITIES OF FTTRUST COMPANY AND PRESIDENT OF TEMPLETON INVESTMENT COUNSEL, LLC. HE IS A PORTFOLIO MANAGER AND RESEARCH ANALYST AND CURRENTLY MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS, IN ADDITION TO MANAGING MANY OF TEMPLETON'S SEPARATE ACCOUNT PORTFOLIOS. MR. MOTYL'S RESEARCH RESPONSIBILITIES INCLUDE THE GLOBAL AUTOMOBILE INDUSTRY.

PRIOR TO JOINING TEMPLETON IN 1981, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY, HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.

MR. MOTYL HOLDS A BACHELOR OF SCIENCE DEGREE IN FINANCE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM PACE UNIVERSITY IN NEW YORK. HE IS ALSO A CHARTERED FINANCIAL ANALYST (CFA) CHARTERHOLDER.


                                                                    continued...
PAGE
TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
letter continued................................................................

GEOGRAPHIC DISTRIBUTION ON 12/31/00
(Equity Assets as a Percentage of Total Net Assets)

[PIE CHART]

Europe                                                                     56.6%
Asia                                                                       19.8%
Latin America                                                               6.0%
Australia/New Zealand                                                       4.3%
North America                                                               6.8%


FUND ASSET ALLOCATION ON 12/31/00

[PIE CHART]

Short-Term Investments & Other Net Assets                                   6.5%
Equity*                                                                    93.5%

*   Equity includes convertible and preferred securities


Institutional Funds, Inc., Foreign Equity Series - Primary Shares had a total return of 0.03% and -5.86%, respectively. In contrast, the unmanaged MSCI All Country World Free ex U.S. Index posted negative total returns of -4.36% and -15.09% for the same periods.
              In our view, investors' difficulties in 2000 emerged from the overly optimistic expectations that were built into the world's stock markets and from the subsequent panic after investors' high expectations did not materialize. In the first quarter of 2000, share prices of American and European technology and telecommunications stocks declined sharply. This had a ripple effect in other industry groups and stock markets around the world. Pondering on the possibility of a global economic slowdown, many investors began to migrate away from speculative sectors like technology and telecommunications into defensive ones such as utilities and health care. A return to valuation fundamentals such as earnings and cash flow seemed to prevail in most equity markets throughout the year, and Templeton's long-established value investment style regained attention. The Foreign Equity Series, which never deviated from its investment philosophy, benefited from the renewed interest in "value stocks." Among the price beneficiaries in the portfolio were Netherlands-based Unilever and Bermuda's XL Capital.


2
PAGE
              Good stock selection on our part and a decision to maintain an underweight position in Japanese equities contributed to the Fund's relatively good performance. Conversely, higher energy costs and a stubbornly strong U.S. dollar were detrimental to the Fund's performance. Last year, three large European telecom companies (Vodafone Group, Deutsche Telekom, and France Telecom) saw their stock prices decline sharply. Because these three companies are among the top 15 securities - ranked by market cap - in the MSCI All Country World Free ex U.S. Index, their price declines had a significant negative impact on this index return. Despite their popularity in the late 1990s, we refrained from purchasing those shares because our analysts deemed them as overvalued. Instead, during the late 1990s we acquired other companies such as Telecom Italia and Credit Suisse Group. At that time, not many investors were interested in buying these stocks. However, our analysts deemed them to be undervalued, and last year considering them "fully valued," we sold them for a handsome profit.
              With increased volatility in the world's stock markets throughout the year, the Fund's turnover rate was higher in 2000 than what it had been in recent years. However, it was still below the turnover that many other money managers experienced in 2000 and was consistent with


INDUSTRY DIVERSIFICATION ON 12/31/00
(Equity Assets as a Percentage of Total Net Assets)

Finance                                                                    26.7%
Capital Equipment                                                          15.6%
Energy                                                                     13.7%
Services                                                                   13.4%
Consumer Goods                                                             12.8%
Materials                                                                  10.7%
Multi-Industry                                                               .6%

10 LARGEST EQUITY POSITIONS ON 12/31/00
     (Percent of Total Net Assets)

Unilever NV                                                                 2.4%
Aventis SA                                                                  2.4%
DBS Group Holdings Ltd.                                                     2.1%
E.On AG                                                                     1.9%
AXA SA                                                                      1.8%
Hutchison Whampoa Ltd.                                                      1.8%
Nordea AB                                                                   1.7%
Nomura Securities Co. Ltd.                                                  1.7%
ING Groep NV                                                                1.6%
Zurich Financial Services AG                                                1.6%

                                                                               3
PAGE
TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
letter continued................................................................


--------------------------------------------------------------------------------
Templeton Foreign Equity Series - Primary Shares
Total Return Index Comparison
$5,000,000 Investment: 10/18/90 - 12/31/00

[LINE GRAPH]

           TIFI Foreign        MSCI AC World
           Equity Series       Free ex U.S.       MSCI EAFE
          Primary Shares(1)      Index(4)          Index(4)         CPI Index(5)
INCEPT       5000000.00         5000000.00        5000000.00         5000000.00
Oct-90       4970000.00         5277870.00        4934900.00         5010500.00
Nov-90       4875000.00         4984500.00        4645200.00         5021530.00
Dec-90       4860000.00         5075510.00        4722260.00         5021530.00
Jan-91       5005000.00         5234140.00        4876330.00         5051810.00
Feb-91       5614720.00         5796300.00        5400500.00         5059210.00
Mar-91       5452700.00         5477300.00        5077600.00         5066610.00
Apr-91       5503340.00         5536810.00        5128940.00         5074010.00
May-91       5579280.00         5615440.00        5183970.00         5088820.00
Jun-91       5295760.00         5224870.00        4804400.00         5104290.00
Jul-91       5604590.00         5475930.00        5041760.00         5111690.00
Aug-91       5614720.00         5381900.00        4940600.00         5126500.00
Sep-91       5756480.00         5655730.00        5220530.00         5149370.00
Oct-91       5736220.00         5754620.00        5295840.00         5156780.00
Nov-91       5685600.00         5498300.00        5050020.00         5171580.00
Dec-91       5899360.00         5783740.00        5312370.00         5175620.00
Jan-92       6060460.00         5703140.00        5200540.00         5183020.00
Feb-92       6154890.00         5528010.00        5015880.00         5201860.00
Mar-92       6108300.00         5193700.00        4686140.00         5228100.00
Apr-92       6304440.00         5210750.00        4709500.00         5235500.00
May-92       6657500.00         5527140.00        5026180.00         5242900.00
Jun-92       6584640.00         5260400.00        4789500.00         5261740.00
Jul-92       6360480.00         5148500.00        4668310.00         5273180.00
Aug-92       6181160.00         5423070.00        4962680.00         5287980.00
Sep-92       6024240.00         5311800.00        4866380.00         5302790.00
Oct-92       5811300.00         5078530.00        4612700.00         5321630.00
Nov-92       5822500.00         5106640.00        4657430.00         5329030.00
Dec-92       5820820.00         5149270.00        4682820.00         5325660.00
Jan-93       5843980.00         5148680.00        4683720.00         5351900.00
Feb-93       5971400.00         5306250.00        4826680.00         5370610.00
Mar-93       6119130.00         5743160.00        5248600.00         5389580.00
Apr-93       6316140.00         6250450.00        5748190.00         5404390.00
May-93       6484190.00         6389590.00        5871200.00         5411920.00
Jun-93       6362500.00         6313120.00        5780830.00         5419390.00
Jul-93       6466800.00         6522960.00        5984540.00         5419190.00
Aug-93       6924580.00         6873030.00        6308840.00         5434400.00
Sep-93       6872430.00         6731740.00        6168300.00         5445430.00
Oct-93       7278060.00         6975220.00        6359910.00         5468380.00
Nov-93       7110010.00         6444010.00        5805310.00         5472010.00
Dec-93       7801440.00         6946620.00        6225720.00         5471740.00
Jan-94       8357860.00         7517900.00        6753420.00         5487010.00
Feb-94       8129440.00         7461050.00        6736200.00         5506060.00
Mar-94       7768920.00         7119320.00        6447260.00         5524900.00
Apr-94       7881600.00         7360840.00        6722290.00         5532300.00
May-94       7911260.00         7363310.00        6685120.00         5535660.00
Jun-94       7656240.00         7415530.00        6781230.00         5554500.00
Jul-94       7988350.00         7536100.00        6848020.00         5569300.00
Aug-94       8261150.00         7789680.00        7011530.00         5592250.00
Sep-94       8065440.00         7596850.00        6792110.00         5607050.00
Oct-94       8237430.00         7801050.00        7019990.00         5611090.00
Nov-94       7881600.00         7424740.00        6684210.00         5618490.00
Dec-94       7819750.00         7407370.00        6727430.00         5618490.00
Jan-95       7594760.00         7071410.00        6470830.00         5640630.00
Feb-95       7713340.00         7032720.00        6453910.00         5663170.00
Mar-95       7749830.00         7430060.00        6858150.00         5681940.00
Apr-95       8090480.00         7719900.00        7117920.00         5700710.00
May-95       8297300.00         7685790.00        7034890.00         5711950.00
Jun-95       8345970.00         7579470.00        6913390.00         5723190.00
Jul-95       8759620.00         8009880.00        7345800.00         5723050.00
Aug-95       8534540.00         7731960.00        7067140.00         5738530.00
Sep-95       8692700.00         7864080.00        7207080.00         5749290.00
Oct-95       8504130.00         7653970.00        7015160.00         5768200.00
Nov-95       8637960.00         7833740.00        7212210.00         5764160.00
Dec-95       8834280.00         8143470.00        7504780.00         5760400.00
Jan-96       9117420.00         8255330.00        7537420.00         5794170.00
Feb-96       9262060.00         8255660.00        7564620.00         5812950.00
Mar-96       9331560.00         8409330.00        7727190.00         5842960.00
Apr-96       9672730.00         8664460.00        7953750.00         5865430.00
May-96       9786450.00         8534350.00        7809430.00         5876670.00
Jun-96       9754860.00         8577630.00        7855150.00         5880430.00
Jul-96       9502140.00         8292470.00        7627480.00         5891600.00
Aug-96       9780130.00         8341110.00        7646220.00         5902840.00
Sep-96       9862350.00         8548240.00        7851030.00         5921610.00
Oct-96       9957240.00         8462610.00        7772860.00         5940380.00
Nov-96      10469700.00         8789080.00        8084160.00         5951620.00
Dec-96      10741000.00         8687300.00        7982000.00         5951620.00
Jan-97      10938200.00         8527710.00        7704550.00         5970330.00
Feb-97      11089200.00         8684090.00        7832400.00         5988220.00
Mar-97      11201100.00         8665890.00        7862620.00         6003160.00
Apr-97      11148500.00         8738970.00        7906440.00         6010360.00
May-97      11609200.00         9278760.00        8422660.00         6006730.00
Jun-97      12122500.00         9790720.00        8889310.00         6013930.00
Jul-97      12563400.00         9988960.00        9034680.00         6021130.00
Aug-97      11852600.00         9203170.00        8361910.00         6032570.00
Sep-97      12806900.00         9700730.00        8832190.00         6047640.00
Oct-97      11859200.00         8874820.00        8155280.00         6062780.00
Nov-97      11780300.00         8763920.00        8073880.00         6059140.00
Dec-97      11968600.00         8864780.00        8146420.00         6051880.00
Jan-98      12113400.00         9129960.00        8520890.00         6062780.00
Feb-98      12885600.00         9739160.00        9069440.00         6074890.00
Mar-98      13832900.00        10075700.00        9350790.00         6087070.00
Apr-98      14012800.00        10147800.00        9426980.00         6098040.00
May-98      13860600.00         9963800.00        9383430.00         6109000.00
Jun-98      13729100.00         9926340.00        9456270.00         6116340.00
Jul-98      13971300.00        10020700.00        9554530.00         6123670.00
Aug-98      11722300.00         8607540.00        8372790.00         6131000.00
Sep-98      11549300.00         8425720.00        8118340.00         6138340.00
Oct-98      12442000.00         9308300.00        8967020.00         6153080.00
Nov-98      13113200.00         9808520.00        9428500.00         6153080.00
Dec-98      13184700.00        10146400.00        9802660.00         6149370.00
Jan-99      13043600.00        10135600.00        9776060.00         6164380.00
Feb-99      12746700.00         9908650.00        9545160.00         6170570.00
Mar-99      13435400.00        10387000.00        9945960.00         6189270.00
Apr-99      14537000.00        10906600.00       10351300.00         6234290.00
May-99      14001100.00        10394300.00        9820490.00         6234290.00
Jun-99      14663600.00        10871900.00       10205500.00         6234290.00
Jul-99      14745500.00        11126900.00       10511400.00         6250570.00
Aug-99      14671000.00        11165500.00       10551900.00         6269340.00
Sep-99      14373300.00        11241000.00       10660700.00         6296860.00
Oct-99      14604000.00        11659600.00       11062400.00         6309380.00
Nov-99      15333500.00        12125800.00       11448900.00         6311940.00
Dec-99      16789000.00        13282300.00       12478600.00         6311940.00
Jan-00      15751800.00        12561500.00       11688000.00         6329500.00
Feb-00      16188500.00        12900900.00       12004700.00         6365760.00
Mar-00      16514800.00        13386400.00       12472600.00         6417100.00
Apr-00      15808400.00        12639300.00       11818300.00         6422080.00
May-00      15753400.00        12316000.00       11532000.00         6427060.00
Jun-00      16561900.00        12840200.00       11985700.00         6462120.00
Jul-00      16334300.00        12333300.00       11485500.00         6475910.00
Aug-00      16577600.00        12485900.00       11587600.00         6475910.00
Sep-00      15800500.00        11793300.00       11025800.00         6509690.00
Oct-00      15149000.00        11418500.00       10767400.00         6520860.00
Nov-00      15047000.00        10906200.00       10366000.00         6524630.00
Dec-00      15805900.00        11278600.00       10736800.00         6519580.00

Periods ended December 31, 2000

                                                                        SINCE
                                                                      INCEPTION
                      ONE-YEAR        FIVE-YEAR        TEN-YEAR       (10/18/90)
Average
Annual
Total
Return(1),(2)          -5.86%           12.33%           12.52%          11.94%

Cumulative
Total
Return(1),(3)          -5.86%           78.92%          225.22%         216.12%

(1) Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Primary Shares total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Index is unmanaged, includes reinvested dividends, does not contain cash, and does not include management or other operating expenses. One cannot invest directly in an index.

(5) Source: U.S. Bureau of Labor Statistics (January 2000).

    All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.
--------------------------------------------------------------------------------


the Fund's long-term average turnover rate, which traditionally hovers around 20 percent.
              In spite of a slowing European economic outlook, we are optimistic about our investment prospects in Europe, where improvements in technology, and in product and capital markets, continue to take place. We tend to be a little more cautious in Japan, where we believe widespread corporate restructuring must become evident before we commit substantial amounts of our clients' assets in this area of the world. However, because we constantly review industry groups on a global basis, we are prepared to take advantage of good opportunities regardless of their particular location on the map as long as they fit within our investment process.
              This discussion reflects our views, opinions, and portfolio holdings as of December 31, 2000, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.
              Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political, and other factors in the countries where the Fund invests. Emerging market securities involve heightened risks related to


4
PAGE
the same factors, in addition to those associated with these markets' relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. In fact, the Mexican Bolsa Index has increased 4,341.56% in the last 15 years, but has suffered 8 declines of more than 15% during that time.(1) These special risks and other considerations are discussed in the Fund's prospectus. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same terms as used in managing other Franklin Templeton funds.
              From everyone at the Templeton organization, we would like to thank you for your support over the past year.

Best regards,

/s/ Donald F. Reed

Donald F. Reed, CFA, CIC
President
Templeton Institutional Funds, Inc.


/s/ Gary P. Motyl

Gary P. Motyl, CFA
Executive Vice President-CIO Institutional Global Equities
FTTrust Company
President
Templeton Investment Counsel, LLC



(1) Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended December 31, 2000. Market return is measured in U.S. dollars and does not include reinvested dividends.


--------------------------------------------------------------------------------
Templeton Foreign Equity Series - Service Shares*
Total Return Index Comparison
$5,000,000 Investment: 10/18/90 - 12/31/00

[LINE GRAPH]

Monthly    TIFI - Foreign      MSCI AC World
           Equity Series -     Free ex U.S.       MSCI EAFE
          Service Shares(1)      Index(4)          Index(4)         CPI Index(5)
INCEPT       5000000.00         5000000.00        5000000.00         5000000.00
Oct-90       4969400.00         5277870.00        4934900.00         5010500.00
Nov-90       4872950.00         4984500.00        4645200.00         5021530.00
Dec-90       4856500.00         5075510.00        4722260.00         5021530.00
Jan-91       4999950.00         5234140.00        4876330.00         5051810.00
Feb-91       5607630.00         5796300.00        5400500.00         5059210.00
Mar-91       5950380.00         5477300.00        5077600.00         5066610.00
Apr-91       5493210.00         5536810.00        5128940.00         5074010.00
May-91       5567120.00         5615440.00        5183970.00         5088820.00
Jun-91       5282600.00         5224870.00        4804400.00         5104290.00
Jul-91       5589400.00         5475930.00        5041760.00         5111690.00
Aug-91       5598010.00         5381900.00        4940600.00         5126500.00
Sep-91       5737740.00         5655730.00        5220530.00         5149370.00
Oct-91       5715470.00         5754620.00        5295840.00         5156780.00
Nov-91       5663320.00         5498300.00        5050020.00         5171580.00
Dec-91       5825580.00         5783740.00        5312370.00         5175620.00
Jan-92       6162020.00         5703140.00        5200540.00         5183020.00
Feb-92       6256320.00         5528010.00        5015880.00         5201860.00
Mar-92       6206680.00         5193700.00        4686140.00         5228100.00
Apr-92       6404160.00         5210750.00        4709500.00         5235500.00
May-92       6760880.00         5527140.00        5026180.00         5242900.00
Jun-92       6684980.00         5260400.00        4789500.00         5261740.00
Jul-92       6455390.00         5148500.00        4668310.00         5273180.00
Aug-92       6271470.00         5423070.00        4962680.00         5287980.00
Sep-92       6110500.00         5311800.00        4866380.00         5302790.00
Oct-92       5892680.00         5078530.00        4612700.00         5321630.00
Nov-92       5902360.00         5106640.00        4657430.00         5329030.00
Dec-92       5898650.00         5149270.00        4682820.00         5325660.00
Jan-93       5920360.00         5148680.00        4683720.00         5351900.00
Feb-93       6047840.00         5306250.00        4826680.00         5370610.00
Mar-93       6195580.00         5743160.00        5248600.00         5389580.00
Apr-93       6393270.00         6250450.00        5748190.00         5404390.00
May-93       6561490.00         6389590.00        5871200.00         5411920.00
Jun-93       6436470.00         6313120.00        5780830.00         5419390.00
Jul-93       6540060.00         6522960.00        5984540.00         5419190.00
Aug-93       7001060.00         6873030.00        6308840.00         5434400.00
Sep-93       6946360.00         6731740.00        6168300.00         5445430.00
Oct-93       7354280.00         6975220.00        6359910.00         5468380.00
Nov-93       7182320.00         6444010.00        5805310.00         5472010.00
Dec-93       7879220.00         6946620.00        6225720.00         5471740.00
Jan-94       8438840.00         7517900.00        6753420.00         5487010.00
Feb-94       8205960.00         7461050.00        6736200.00         5506060.00
Mar-94       7839160.00         7119320.00        6447260.00         5524900.00
Apr-94       7950640.00         7360840.00        6722290.00         5532300.00
May-94       7978160.00         7363310.00        6685120.00         5535660.00
Jun-94       7718730.00         7415530.00        6781230.00         5554500.00
Jul-94       8051250.00         7536100.00        6848020.00         5569300.00
Aug-94       8323790.00         7789680.00        7011530.00         5592250.00
Sep-94       8124220.00         7596850.00        6792110.00         5607050.00
Oct-94       8295040.00         7801050.00        7019990.00         5611090.00
Nov-94       7934350.00         7424740.00        6684210.00         5618490.00
Dec-94       7869200.00         7407370.00        6727430.00         5618490.00
Jan-95       7640480.00         7071410.00        6470830.00         5640630.00
Feb-95       7757680.00         7032720.00        6453910.00         5663170.00
Mar-95       7792050.00         7430060.00        6858150.00         5681940.00
Apr-95       8132320.00         7719900.00        7117920.00         5700710.00
May-95       8337800.00         7685790.00        7034890.00         5711950.00
Jun-95       8384300.00         7579470.00        6913390.00         5723190.00
Jul-95       8797360.00         8009880.00        7345800.00         5723050.00
Aug-95       8568720.00         7731960.00        7067140.00         5738530.00
Sep-95       8725050.00         7864080.00        7207080.00         5749290.00
Oct-95       8533200.00         7653970.00        7015160.00         5768200.00
Nov-95       8664980.00         7833740.00        7212210.00         5764160.00
Dec-95       8859180.00         8143470.00        7504780.00         5760400.00
Jan-96       9140460.00         8255330.00        7537420.00         5794170.00
Feb-96       9282540.00         8255660.00        7564620.00         5812950.00
Mar-96       9349440.00         8409330.00        7727190.00         5842960.00
Apr-96       9688540.00         8664460.00        7953750.00         5865430.00
May-96       9799600.00         8534350.00        7809430.00         5876670.00
Jun-96       9765150.00         8577630.00        7855150.00         5880430.00
Jul-96       9509220.00         8292470.00        7627480.00         5891600.00
Aug-96       9784630.00         8341110.00        7646220.00         5902840.00
Sep-96       9863950.00         8548240.00        7851030.00         5921610.00
Oct-96       9955950.00         8462610.00        7772860.00         5940380.00
Nov-96      10465400.00         8789080.00        8084160.00         5951620.00
Dec-96      10733200.00         8687300.00        7982000.00         5951620.00
Jan-97      10927100.00         8527710.00        7704550.00         5970330.00
Feb-97      11075000.00         8684090.00        7832400.00         5988220.00
Mar-97      11183500.00         8665890.00        7862620.00         6003160.00
Apr-97      11127700.00         8738970.00        7906440.00         6010360.00
May-97      11584200.00         9278760.00        8422660.00         6006730.00
Jun-97      12093100.00         9790720.00        8889310.00         6013930.00
Jul-97      12529400.00         9988960.00        9034680.00         6021130.00
Aug-97      11816800.00         9203170.00        8361910.00         6032570.00
Sep-97      12764800.00         9700730.00        8832190.00         6047640.00
Oct-97      11816400.00         8874820.00        8155280.00         6062780.00
Nov-97      11734400.00         8763920.00        8073880.00         6059140.00
Dec-97      11918600.00         8864780.00        8146420.00         6051880.00
Jan-98      12059300.00         9129960.00        8520890.00         6062780.00
Feb-98      12824800.00         9739160.00        9069440.00         6074890.00
Mar-98      13763600.00        10075700.00        9350790.00         6087070.00
Apr-98      13938600.00        10147800.00        9426980.00         6098040.00
May-98      13783100.00         9963800.00        9383430.00         6109000.00
Jun-98      13648400.00         9926340.00        9456270.00         6116340.00
Jul-98      13885100.00        10020700.00        9554530.00         6123670.00
Aug-98      11645800.00         8607540.00        8372790.00         6131000.00
Sep-98      11470200.00         8425720.00        8118340.00         6138340.00
Oct-98      12353800.00         9308300.00        8967020.00         6153080.00
Nov-98      13016800.00         9808520.00        9428500.00         6153080.00
Dec-98      13084500.00        10146400.00        9802660.00         6149370.00
Jan-99      12940800.00        10135600.00        9776060.00         6164380.00
Feb-99      12641800.00         9908650.00        9545160.00         6170570.00
Mar-99      13320800.00        10387000.00        9945960.00         6189270.00
Apr-99      14409300.00        10906600.00       10351300.00         6234290.00
May-99      13889100.00        10394300.00        9820490.00         6234290.00
Jun-99      14538500.00        10871900.00       10205500.00         6234290.00
Jul-99      14619700.00        11126900.00       10511400.00         6250570.00
Aug-99      14545900.00        11165500.00       10551900.00         6269340.00
Sep-99      14250700.00        11241000.00       10660700.00         6296860.00
Oct-99      14486800.00        11659600.00       11062400.00         6309380.00
Nov-99      15210100.00        12125800.00       11448900.00         6311940.00
Dec-99      16645400.00        13282300.00       12478600.00         6311940.00
Jan-00      15617100.00        12561500.00       11688000.00         6329500.00
Feb-00      16050100.00        12900900.00       12004700.00         6365760.00
Mar-00      16381300.00        13386400.00       12472600.00         6417100.00
Apr-00      15673200.00        12639300.00       11818300.00         6422080.00
May-00      15618700.00        12316000.00       11532000.00         6427060.00
Jun-00      16420200.00        12840200.00       11985700.00         6462120.00
Jul-00      16202300.00        12333300.00       11485500.00         6475910.00
Aug-00      16435800.00        12485900.00       11587600.00         6475910.00
Sep-00      15665400.00        11793300.00       11025800.00         6509690.00
Oct-00      15019500.00        11418500.00       10767400.00         6520860.00
Nov-00      14918300.00        10906200.00       10366000.00         6524630.00
Dec-00      15805900.00        11278600.00       10736800.00         6519580.00

Periods ended December 31, 2000

                                                                        SINCE
                                                                      INCEPTION
                      ONE-YEAR        FIVE-YEAR        TEN-YEAR       (10/18/90)
Average
Annual
Total
Return(1),(2)          -5.86%           12.33%           12.52%          11.94%

Cumulative
Total
Return(1),(3)          -5.86%           78.92%          225.22%         216.12%

* On May 3, 1999, the Fund began selling Service Shares to certain eligible investors as described in the prospectus. This share class has a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to May 3, 1999, figures reflect Primary Shares performance including the effect of Primary Shares expenses, and does not take into account the Rule 12b-1 fee applicable to the Service Shares; and (b) for periods after May 3, 1999, figures reflect actual Service Shares performance, including the deduction of all fees and expenses applicable to Service Shares.

(1) Past fee waivers by the Fund's manager and administrator increased the Service Shares total returns. Without these waivers, the Service Share's total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Index is unmanaged, includes reinvested dividends, does not contain cash, and does not include management or other operating expenses. One cannot invest directly in an index.

(5) Source: U.S. Bureau of Labor Statistics (January 2000).

    All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.
--------------------------------------------------------------------------------


For the most current portfolio information, call 1-800-362-6243.               5
PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights

                                                                                         PRIMARY SHARES
                                                               ------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                  2000          1999          1998          1997          1996
                                                                  ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................        $21.53        $17.76        $17.36        $16.34        $14.04
                                                               ------------------------------------------------------------------
Income from investment operations:
 Net investment income.....................................           .35           .37           .42           .42           .45
 Net realized and unrealized gains (losses)................         (1.66)         4.42          1.29          1.43          2.54
                                                               ------------------------------------------------------------------
Total from investment operations...........................         (1.31)         4.79          1.71          1.85          2.99
                                                               ------------------------------------------------------------------
Less distributions from:
 Net investment income.....................................          (.33)         (.38)         (.40)         (.43)         (.45)
 In excess of net investment income........................            --            --            --            --          (.02)
 Net realized gains........................................         (2.94)         (.64)         (.91)         (.40)         (.14)
 In excess of net realized gains...........................            --            --            --            --          (.08)
                                                               ------------------------------------------------------------------
Total distributions........................................         (3.27)        (1.02)        (1.31)         (.83)         (.69)
                                                               ------------------------------------------------------------------
Net asset value, end of year...............................        $16.95        $21.53        $17.76        $17.36        $16.34
                                                               ==================================================================
Total Return...............................................       (5.86)%        27.34%        10.16%        11.43%        21.58%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $4,344,727    $5,247,862    $4,551,663    $3,706,006    $2,857,591
Ratios to average net assets:
 Expenses..................................................          .83%          .84%          .83%          .84%          .87%
 Net investment income.....................................         1.71%         1.88%         2.33%         2.49%         3.20%
Portfolio turnover rate....................................        27.41%        10.56%        15.40%        15.25%         7.39%

+Based on average weighted shares outstanding effective year ended December 31, 1999.
 6
PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights (continued)

                                                                    SERVICE SHARES
                                                                -----------------------
                                                                YEAR ENDED DECEMBER 31,
                                                                -----------------------
                                                                  2000          1999+
                                                                  -------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $21.53         $19.53
                                                                -----------------------
Income from investment operations:
 Net investment income......................................        .35            .25
 Net realized and unrealized gains (losses).................      (1.66)          2.73
                                                                -----------------------
Total from investment operations............................      (1.31)          2.98
                                                                -----------------------
Less distributions from:
 Net investment income......................................       (.33)          (.37)
 Net realized gains.........................................      (2.94)          (.61)
                                                                -----------------------
Total distributions.........................................      (3.27)          (.98)
                                                                -----------------------
Net asset value, end of year................................     $16.95         $21.53
                                                                =======================
Total Return*...............................................    (5.86)%         15.49%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................        $17            $22
Ratios to average net assets:
 Expenses...................................................       .83%           .84%**
 Net investment income......................................      1.70%          1.91%**
Portfolio turnover rate.....................................     27.41%         10.56%

*Total return is not annualized.
**Annualized.
+For the period May 3, 1999 (effective date) to December 31, 1999.
++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
                                                                               7
PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 90.9%
AEROSPACE & DEFENSE .7%
BAE Systems PLC.............................................    United Kingdom       5,076,273     $   28,966,976
Rolls-Royce PLC.............................................    United Kingdom          60,110            178,688
                                                                                                   --------------
                                                                                                       29,145,664
                                                                                                   --------------
AIR FREIGHT & COURIERS .7%
Mayne Nickless Ltd., A......................................      Australia          9,050,000         29,367,280
                                                                                                   --------------
AIRLINES 1.0%
British Airways PLC.........................................    United Kingdom       7,617,200         44,291,339
                                                                                                   --------------
AUTO COMPONENTS 1.0%
Autoliv Inc. ...............................................        Sweden             750,000         11,953,125
Autoliv Inc., SDR...........................................        Sweden               9,100            142,738
Michelin SA, B..............................................        France             900,000         32,573,489
                                                                                                   --------------
                                                                                                       44,669,352
                                                                                                   --------------
AUTOMOBILES 1.0%
Tata Engineering & Locomotive Co., GDR, 144A................        India              200,000            365,000
Volkswagen AG...............................................       Germany             830,000         44,066,452
                                                                                                   --------------
                                                                                                       44,431,452
                                                                                                   --------------
BANKS 10.8%
Australia & New Zealand Banking Group Ltd...................      Australia          3,384,161         27,040,343
BA Holding AG...............................................       Austria               3,400            187,057
Banca Nazionale del Lavoro SpA..............................        Italy           10,000,000         30,700,478
Banco Bilbao Vizcaya Argentaria SA, ADR.....................        Spain            2,893,333         42,495,828
Banco Bradesco SA, ADR......................................        Brazil           2,553,720         17,556,825
Banco Comercial Portugues SA................................       Portugal          1,651,852          8,762,277
Canadian Imperial Bank of Commerce..........................        Canada           1,555,200         48,147,004
DBS Group Holdings Ltd. ....................................      Singapore          8,256,485         93,325,897
DNB Holding ASA.............................................        Norway              43,000            231,615
Foreningssparbanken AB, A...................................        Sweden           1,569,680         24,038,870
HSBC Holdings PLC...........................................      Hong Kong          3,565,371         52,795,594
Kookmin Bank................................................     South Korea           602,968          7,102,153
*Kookmin Bank, GDR..........................................     South Korea           339,683          4,212,069
National Australia Bank Ltd. ...............................      Australia             20,300            324,969
National Bank of Canada.....................................        Canada           1,154,200         20,440,559
*Nordea AB..................................................        Sweden              43,193            336,855
Nordea AB, FDR..............................................        Sweden           9,346,158         73,707,179
*Philippine National Bank...................................     Philippines         1,082,512            822,709
*Thai Farmers Bank Public Co. Ltd., fgn.....................       Thailand         21,000,000         10,408,022
Unibanco Uniao de Bancos Brasileiros SA, GDR................        Brazil             275,000          8,095,313
                                                                                                   --------------
                                                                                                      470,731,616
                                                                                                   --------------
BEVERAGES .5%
PanAmerican Beverages Inc., A...............................        Mexico           1,444,100         20,488,169
                                                                                                   --------------
BIOTECHNOLOGY .2%
*CellTech Group PLC.........................................    United Kingdom         591,318         10,334,793
                                                                                                   --------------
CHEMICALS 4.2%
Akzo Nobel NV...............................................     Netherlands           663,256         35,618,416
BASF AG.....................................................       Germany             732,090         33,300,875
Bayer AG, Br. ..............................................       Germany             899,230         47,193,260
Clariant AG.................................................     Switzerland           111,500         39,976,242
Imperial Chemical Industries PLC............................    United Kingdom       2,887,000         23,827,249
*Syngenta AG................................................     Switzerland            19,348          1,037,580
Yule Catto & Company PLC....................................    United Kingdom          42,500            104,753
                                                                                                   --------------
                                                                                                      181,058,375
                                                                                                   --------------

 8
PAGE
TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
COMMERCIAL SERVICES & SUPPLIES .5%
*Chubb PLC..................................................    United Kingdom       5,952,000     $   13,870,188
*Kidde PLC..................................................    United Kingdom       5,952,000          6,312,714
                                                                                                   --------------
                                                                                                       20,182,902
                                                                                                   --------------
COMMUNICATIONS EQUIPMENT 1.8%
Alcatel SA..................................................        France             696,435         39,557,911
Marconi PLC.................................................    United Kingdom       3,625,000         38,555,189
                                                                                                   --------------
                                                                                                       78,113,100
                                                                                                   --------------
COMPUTERS & PERIPHERALS .5%
Fujitsu Ltd. ...............................................        Japan            1,533,000         22,605,709
                                                                                                   --------------
CONSTRUCTION & ENGINEERING .5%
Balfour Beatty PLC..........................................    United Kingdom       6,281,099         11,212,395
*Kvaerner ASA...............................................        Norway             454,600          3,221,920
Okumura Corp. ..............................................        Japan            1,865,000          6,287,434
                                                                                                   --------------
                                                                                                       20,721,749
                                                                                                   --------------
CONSTRUCTION MATERIALS 1.0%
Hanson PLC..................................................    United Kingdom       6,125,975         41,980,357
*Siam City Cement Public Co. Ltd., fgn. ....................       Thailand            815,746          2,350,582
                                                                                                   --------------
                                                                                                       44,330,939
                                                                                                   --------------
CONTAINERS & PACKAGING .5%
Assidoman AB................................................        Sweden             200,000          4,027,344
Assidoman AB, 144A..........................................        Sweden              60,000          1,208,203
Jefferson Smurfit Group PLC.................................    United Kingdom       8,002,600         15,361,339
                                                                                                   --------------
                                                                                                       20,596,886
                                                                                                   --------------
DISTRIBUTORS
Inchcape PLC................................................    United Kingdom          18,833             77,365
                                                                                                   --------------
DIVERSIFIED FINANCIALS 8.0%
Ayala Corp. ................................................     Philippines        72,666,000         11,190,564
Banco Portuguese de Investimento SA.........................       Portugal          3,407,040         10,683,685
Housing Development Finance Corp. Ltd. .....................        India            2,400,000         27,858,612
Hutchison Whampoa Ltd. .....................................      Hong Kong          6,116,550         76,261,809
ICICI Ltd. .................................................        India           12,867,916         25,898,473
ICICI Ltd., ADR.............................................        India            1,676,500         17,603,250
ING Groep NV................................................     Netherlands           895,690         71,545,544
Nomura Securities Co. Ltd. .................................        Japan            3,994,000         71,871,016
Swire Pacific Ltd., A.......................................      Hong Kong          4,993,000         36,007,673
Swire Pacific Ltd., B.......................................      Hong Kong            154,500            134,694
                                                                                                   --------------
                                                                                                      349,055,320
                                                                                                   --------------
DIVERSIFIED TELECOMMUNICATION SERVICES 7.4%
*Cable & Wireless Optus Ltd., 144A..........................      Australia         12,037,500         24,881,785
*Cia de Telecomunicaciones de Chile SA, ADR.................        Chile            3,415,550         45,042,566
Korea Telecom Corp., ADR....................................     South Korea           140,000          4,340,000
Nippon Telegraph & Telephone Corp. .........................        Japan                7,622         54,929,124
*Pacific Century Cyberworks Ltd. ...........................      Hong Kong         10,322,113          6,682,992
Philippine Long Distance Telephone Co., ADR.................     Philippines         1,319,905         23,510,808
PT Indosat, ADR.............................................      Indonesia            158,300          1,454,381
Telecom Argentina Stet-France Telecom SA, B, ADR............      Argentina          1,110,400         17,419,400
Telecom Corp. of New Zealand Ltd. ..........................     New Zealand         6,311,000         13,432,472
*Telefonica SA..............................................        Spain            3,525,543         58,255,384
*Telefonica SA, ADR.........................................        Spain                  621             31,050
Telefonos de Mexico SA de CV (Telmex), L, ADR...............        Mexico           1,163,212         52,489,942

                                                                               9
PAGE
TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Videsh Sanchar Nigam Ltd....................................        India            3,000,000     $   19,238,432
Videsh Sanchar Nigam Ltd., ADR, 144A........................        India               91,350          1,141,875
                                                                                                   --------------
                                                                                                      322,850,211
                                                                                                   --------------
ELECTRIC UTILITIES 7.0%
British Energy Ltd. ........................................    United Kingdom       2,422,781          9,337,459
E.On AG.....................................................       Germany           1,340,800         81,571,113
Endesa SA...................................................        Spain            1,567,200         26,705,360
Evn AG......................................................       Austria             266,013          8,104,289
Gener SA, ADR...............................................        Chile              840,000         15,015,000
Hong Kong Electric Holdings Ltd. ...........................      Hong Kong          8,563,300         31,618,744
Iberdrola SA, Br. ..........................................        Spain            3,027,029         37,939,817
Innogy Holdings PLC.........................................    United Kingdom       4,069,416         11,352,396
International Power PLC.....................................    United Kingdom       4,069,416         14,786,990
Korea Electric Power Corp. .................................     South Korea           639,410         11,928,914
Powergen PLC................................................    United Kingdom       2,200,000         20,720,613
Shandong Huaneng Power Development Co. Ltd., ADR............        China            4,304,015         34,475,160
                                                                                                   --------------
                                                                                                      303,555,855
                                                                                                   --------------
ELECTRICAL EQUIPMENT 2.0%
ABB Ltd. ...................................................     Switzerland           419,498         44,719,703
ABB Ltd. (SEK Traded).......................................     Switzerland            29,603          3,040,147
Alstom SA...................................................        France           1,376,440         35,537,540
Makita Corp. ...............................................        Japan              740,000          5,183,888
                                                                                                   --------------
                                                                                                       88,481,278
                                                                                                   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS .9%
Hitachi Ltd. ...............................................        Japan            4,242,000         37,813,975
                                                                                                   --------------
FOOD & DRUG RETAILING .6%
Safeway PLC.................................................    United Kingdom       5,693,700         25,558,413
                                                                                                   --------------
FOOD PRODUCTS 2.8%
Golden Hope Plantations Bhd. ...............................       Malaysia          1,960,000          1,557,684
Northern Foods PLC..........................................    United Kingdom       2,771,811          5,693,262
Tate & Lyle PLC.............................................    United Kingdom       3,088,948         11,420,382
Unilever NV.................................................     Netherlands         1,630,000        103,144,217
                                                                                                   --------------
                                                                                                      121,815,545
                                                                                                   --------------
GAS UTILITIES 1.1%
*Lattice Group PLC..........................................        United
                                                                Kingdom.......       4,429,607         10,041,272
TransCanada PipeLines Ltd. .................................        Canada           3,309,800         38,062,700
                                                                                                   --------------
                                                                                                       48,103,972
                                                                                                   --------------
HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
Nycomed Amersham PLC........................................    United Kingdom       7,558,120         61,709,434
                                                                                                   --------------
HEALTH CARE PROVIDERS & SERVICES .6%
Gehe AG.....................................................       Germany             700,000         26,780,769
                                                                                                   --------------
HOTELS RESTAURANTS & LEISURE
*P & O Princess Cruises PLC.................................    United Kingdom          44,980            189,816
                                                                                                   --------------
HOUSEHOLD DURABLES 3.6%
Electrolux AB, B............................................        Sweden           2,122,000         27,549,679
Fairview Holdings PLC.......................................    United Kingdom       1,816,252          4,856,506
Koninklijke Philips Electronics NV..........................     Netherlands         1,175,481         43,062,601
LG Electronics Inc. ........................................     South Korea         1,540,000         14,547,826
Sony Corp. .................................................        Japan              934,800         64,666,550
                                                                                                   --------------
                                                                                                      154,683,162
                                                                                                   --------------

 10
PAGE
TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                                    SHARES/
                                                                   COUNTRY          WARRANTS           VALUE
-----------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES .7%
Norsk Hydro ASA.............................................        Norway             711,300     $   30,086,171
Preussag AG.................................................       Germany               5,036            183,449
                                                                                                   --------------
                                                                                                       30,269,620
                                                                                                   --------------
INSURANCE 6.6%
Ace Ltd. ...................................................       Bermuda           1,018,200         43,209,863
AXA SA......................................................        France             543,299         78,551,957
Muenchener Rueckversicherungs-Gesellschaft..................       Germany             112,998         40,737,968
*Muenchener Rueckversicherungs-Gesellschaft, wts.,
  6/03/02...................................................       Germany                  19              1,944
Mutual Risk Management Ltd. ................................       Bermuda              14,300            217,181
*Pacific Century Regional Developments Ltd. ................      Singapore         18,000,000          9,186,851
Partnerre Ltd. .............................................       Bermuda               3,200            195,200
Swiss Reinsurance Co. ......................................     Switzerland               440          1,054,860
XL Capital Ltd., A..........................................       Bermuda             500,400         43,722,450
Zurich Financial Services AG................................     Switzerland           114,655         69,125,538
                                                                                                   --------------
                                                                                                      286,003,812
                                                                                                   --------------
MACHINERY 3.6%
CNH Global NV...............................................     Netherlands         3,181,200         27,437,850
IHC Caland NV...............................................     Netherlands           450,605         21,152,582
Invensys PLC................................................    United Kingdom       5,602,719         12,972,550
Komatsu Ltd. ...............................................        Japan            7,840,000         34,669,002
Svedala Industri, A.........................................        Sweden           1,355,000         23,120,661
VA Technologie AG, Br. .....................................       Austria             118,510          3,559,317
VA Technologie AG, Br., 144A................................       Austria              28,000            840,949
Volvo AB, B.................................................        Sweden           1,895,125         31,433,105
                                                                                                   --------------
                                                                                                      155,186,016
                                                                                                   --------------
MARINE
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom          44,980            212,829
Stolt Nielsen SA, ADR.......................................        Norway               2,000             30,250
                                                                                                   --------------
                                                                                                          243,079
                                                                                                   --------------
MEDIA .8%
Wolters Kluwer NV...........................................     Netherlands         1,270,000         34,625,633
                                                                                                   --------------
METALS & MINING 3.4%
Alcan Aluminum Ltd. ........................................        Canada           1,540,000         52,649,134
Boehler-Uddeholm AG.........................................       Austria              22,450            727,165
Boehler Uddeholm AG, 144A...................................       Austria              60,750          1,967,718
Iluka Resources Ltd. .......................................      Australia          4,870,699         11,199,125
Industrias Penoles SA.......................................        Mexico              33,900             22,933
*Nuevo Grupo Mexico, B......................................        Mexico           3,400,000         10,261,747
Pechiney SA, A..............................................        France             568,000         25,964,831
Pohang Iron & Steel Co. Ltd. ...............................     South Korea           205,600         12,433,518
Sapa AB.....................................................        Sweden              11,355            166,074
WMC Ltd. ...................................................      Australia          8,198,378         34,880,996
                                                                                                   --------------
                                                                                                      150,273,241
                                                                                                   --------------
MULTILINE RETAIL .5%
House of Fraser PLC.........................................    United Kingdom       1,750,000          1,594,640
Marks & Spencer PLC.........................................    United Kingdom       4,315,500         12,006,661
Matsuzakaya Co. Ltd. .......................................        Japan            1,656,000          3,784,729
Mothercare PLC..............................................    United Kingdom       2,206,333          4,614,174
Next PLC....................................................    United Kingdom          20,400            251,256
                                                                                                   --------------
                                                                                                       22,251,460
                                                                                                   --------------

                                                                              11
PAGE
TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
OIL & GAS 5.6%
BG Group PLC................................................    United Kingdom       4,429,607     $   17,485,378
*Canadian Natural Resources Ltd. ...........................        Canada               1,828             50,270
Eni SpA.....................................................        Italy            6,724,620         42,931,300
Fletcher Challenge Energy Ltd. .............................     New Zealand         1,405,000          5,315,635
*Husky Energy Inc. .........................................        Canada           3,576,200         35,476,285
MOL Magyar Olay-Es Gazipari RT, GDS, 144A...................       Hungary           1,339,742         22,340,198
Repsol YPF SA...............................................        Spain            2,616,000         41,801,771
Shell Transport & Trading Co. PLC...........................    United Kingdom          34,750            284,206
Shell Transport & Trading Co. PLC, ADR......................    United Kingdom         670,000         33,081,250
Total Fina Elf SA, B........................................        France             289,587         43,065,711
                                                                                                   --------------
                                                                                                      241,832,004
                                                                                                   --------------
PAPER & FOREST PRODUCTS 2.6%
*Asia Pacific Resources International Hldgs. Ltd., A........      Indonesia            103,250            109,703
*Asia Pulp & Paper Co. Ltd., ADR............................      Indonesia            225,100            112,550
Carter Holt Harvey Ltd. ....................................     New Zealand         3,149,000          2,285,226
Metsa Serla OY, B...........................................       Finland           1,418,000         11,315,990
Stora Enso OYJ, R (EUR/FIM Traded)..........................       Finland              89,300          1,056,378
Stora Enso OYJ, R (SEK Traded)..............................       Finland           2,814,636         33,260,761
Svenska Cellulosa AB, B.....................................        Sweden             613,533         13,037,292
UPM-Kymmene Corp. ..........................................       Finland           1,505,000         51,644,166
                                                                                                   --------------
                                                                                                      112,822,066
                                                                                                   --------------
PHARMACEUTICALS 4.3%
Astrazeneca PLC.............................................    United Kingdom         778,543         38,780,691
Aventis SA..................................................        France           1,167,712        102,504,920
Merck KGAA..................................................       Germany           1,039,277         45,371,345
Ono Pharmaceutical Co. Ltd. ................................        Japan                7,000            273,993
                                                                                                   --------------
                                                                                                      186,930,949
                                                                                                   --------------
REAL ESTATE
Cheung Kong Holdings Ltd. ..................................      Hong Kong             50,000            639,431
Union du Credit Bail Immobilier.............................        France               2,100            334,579
                                                                                                   --------------
                                                                                                          974,010
                                                                                                   --------------
ROAD & RAIL .8%
Canadian National Railway Co. ..............................        Canada             480,000         14,173,103
Stagecoach Holdings PLC.....................................    United Kingdom      21,050,000         20,910,700
                                                                                                   --------------
                                                                                                       35,083,803
                                                                                                   --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS .3%
*Hyundai Electronics Industries Co. ........................     South Korea         3,690,000         11,740,909
                                                                                                   --------------
SPECIALTY RETAIL .1%
Best Denki Co. Ltd. ........................................        Japan            1,125,000          5,073,336
                                                                                                   --------------
TRADING COMPANIES & DISTRIBUTORS .4%
Internatio-Muller NV........................................     Netherlands           680,526         15,653,382
                                                                                                   --------------
TRANSPORTATION INFRASTRUCTURE .9%
BAA PLC.....................................................    United Kingdom       4,075,000         37,619,318
                                                                                                   --------------
TOTAL COMMON STOCKS (COST $3,392,588,057)...................                                        3,948,327,078
                                                                                                   --------------

 12
PAGE
TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 2.6%
Banco Itau SA, pfd. ........................................        Brazil         540,250,000     $   51,254,488
Embratel Participacoes SA, ADR, pfd. .......................        Brazil           1,431,200         22,451,950
News Corp. Ltd., pfd. ......................................      Australia          5,534,958         39,366,481
Volkswagen AG, pfd. ........................................       Germany               1,900             57,974
                                                                                                   --------------
TOTAL PREFERRED STOCKS (COST $78,983,024)...................                                          113,130,893
                                                                                                   --------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
SHORT TERM INVESTMENTS (COST $273,483,555) 6.3%
U.S. Treasury Bills, 5.28% to 6.20%, with maturities to
  3/29/01...................................................    United States     $274,581,000        273,591,866
                                                                                                   --------------
TOTAL INVESTMENTS (COST $3,745,054,636) 99.8%...............                                        4,335,049,837
OTHER ASSETS, LESS LIABILITIES .2%..........................                                            9,694,510
                                                                                                   --------------
TOTAL NET ASSETS 100.0%.....................................                                       $4,344,744,347
                                                                                                   ==============

CURRENCY ABBREVIATIONS:

EUR -- European Unit
FIM -- Finnish Markka
SEK -- Swedish Krona

*Non-income producing.
**Securities denominated in U.S. dollars.
                       See Notes to Financial Statements.
                                                                              13
PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

Assets:
 Investments in securities, at value (cost
  $3,745,054,636)...........................................  $4,335,049,837
 Receivables:
  Investment securities sold................................         853,661
  Capital shares sold.......................................      51,103,769
  Dividends and interest....................................      13,383,285
                                                              --------------
      Total assets..........................................   4,400,390,552
                                                              --------------
Liabilities:
 Payables:
  Investment securities purchased...........................       1,334,179
  Capital shares redeemed...................................      48,078,468
  To affiliates.............................................       2,841,940
 Funds advanced by custodian................................         782,554
 Deferred tax liability (Note 1d)...........................       1,978,970
 Accrued expenses...........................................         630,094
                                                              --------------
      Total liabilities.....................................      55,646,205
                                                              --------------
Net assets, at value........................................  $4,344,744,347
                                                              ==============
Net assets consist of:
 Distributions in excess of net investment income...........  $   (1,856,371)
 Net unrealized appreciation................................     588,016,231
 Accumulated net realized gain..............................      41,952,142
 Capital shares.............................................   3,716,632,345
                                                              --------------
Net assets, at value........................................  $4,344,744,347
                                                              ==============
PRIMARY SHARES:
 Net asset value per share ($4,344,726,985 / 256,335,833
   shares outstanding)......................................          $16.95
                                                              ==============
SERVICE SHARES:
 Net asset value per share ($17,362 / 1,024 shares
   outstanding).............................................          $16.95
                                                              ==============

                       See Notes to Financial Statements.
 14
PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

Investment Income: (net of foreign taxes of $11,216,099)
 Dividends..................................................    $    99,219,255
 Interest...................................................         23,466,824
                                                                ---------------
      Total investment income...............................                          $   122,686,079
Expenses:
 Management fees (Note 3)...................................         33,719,986
 Administrative fees (Note 3)...............................          4,008,939
 Transfer agent fees (Note 3)...............................             33,200
 Custodian fees.............................................          1,941,000
 Reports to shareholders....................................             63,000
 Registration and filing fees...............................            126,200
 Professional fees..........................................             70,700
 Directors' fees and expenses...............................            144,000
 Other......................................................             84,998
                                                                ---------------
      Total expenses........................................                               40,192,023
                                                                                      ---------------
            Net investment income...........................                               82,494,056
                                                                                      ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................        650,324,995
  Foreign currency transactions.............................         (2,712,374)
                                                                ---------------
      Net realized gain.....................................                              647,612,621
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     (1,025,319,776)
  Deferred taxes (Note 1d)..................................          1,035,255
  Translation of assets and liabilities denominated in
    foreign currencies......................................            (48,846)
                                                                ---------------
      Net unrealized depreciation...........................                           (1,024,333,367)
                                                                                      ---------------
Net realized and unrealized loss............................                             (376,720,746)
                                                                                      ---------------
Net decrease in net assets resulting from operations........                          $  (294,226,690)
                                                                                      ===============

                       See Notes to Financial Statements.
                                                                              15
PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                      2000                1999
                                                                      ------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $    82,494,056      $   87,588,345
  Net realized gain from investments and foreign currency
    transactions............................................        647,612,621         169,553,535
  Net unrealized appreciation (depreciation) on investments, deferred taxes, and translation of assets and
    liabilities denominated in foreign currencies...........     (1,024,333,367)        895,450,685
                                                                -------------------------------------
    Net increase (decrease) in net assets resulting from
     operations.............................................       (294,226,690)      1,152,592,565
 Distributions to shareholders from:
  Net investment income:
   Primary Shares...........................................        (69,414,366)        (89,589,385)
   Service Shares...........................................               (324)               (378)
  In excess of net investment income:
   Primary Shares...........................................         (1,856,362)                 --
   Service Shares...........................................                 (9)                 --
  Net realized gains:
   Primary Shares...........................................       (647,733,307)       (151,647,099)
   Service Shares...........................................             (3,014)               (619)
                                                                -------------------------------------
 Total distributions to shareholders........................       (719,007,382)       (241,237,481)
 Capital share transactions (Note 2):
  Primary Shares............................................        110,094,198        (215,154,150)
  Service Shares............................................                 --              20,000
                                                                -------------------------------------
 Total capital share transactions...........................        110,094,198        (215,134,150)

    Net increase (decrease) in net assets...................       (903,139,874)        696,220,934
Net assets:
 Beginning of year..........................................      5,247,884,221       4,551,663,287
                                                                -------------------------------------
 End of year................................................    $ 4,344,744,347      $5,247,884,221
                                                                =====================================
Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of year................................................    $    (1,856,371)     $      116,183
                                                                =====================================

                       See Notes to Financial Statements.
 16
PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests primarily in the equity securities of companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of the net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. DEFERRED TAXES:

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

                                                                              17
PAGE
TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (continued)

2. CAPITAL STOCK

The Fund offers two classes of shares: Primary and Service shares. The shares differ by distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 2000, there were 1.14 billion shares authorized ($0.01 par value), of which 455 million and 100 million were designated as Primary shares and Service shares, respectively. Transactions in the Fund's shares were as follows:

                                                                                  YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                                        2000                                   1999
                                                           ----------------------------------------------------------------------
                                                              SHARES          AMOUNT                 SHARES           AMOUNT
                                                           ----------------------------------------------------------------------
PRIMARY SHARES:
Shares sold..............................................   151,173,477   $ 3,099,642,745          107,154,380    $ 2,067,120,582
Shares issued on reinvestment of distributions...........    39,773,542       668,817,667           10,874,808        220,380,537
Shares redeemed..........................................  (178,339,101)   (3,658,366,214)        (130,611,950)    (2,502,655,269)
                                                           ----------------------------------------------------------------------
Net increase (decrease)..................................    12,607,918   $   110,094,198          (12,582,762)   $  (215,154,150)
                                                           ======================================================================

                                                                                  YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                                        2000                                   1999+
                                                           ----------------------------------------------------------------------
                                                              SHARES          AMOUNT                 SHARES           AMOUNT
                                                           ----------------------------------------------------------------------
SERVICE SHARES:
Shares sold..............................................            --   $            --                1,024    $        20,000
                                                           ----------------------------------------------------------------------
Net increase.............................................            --   $            --                1,024    $        20,000
                                                           ======================================================================

+Effective date of Service Shares was May 3, 1999.

Templeton Global Investors, Inc., a subsidiary of Franklin Resources, is the record owner of 100% of the Fund's Service shares as of December 31, 2000.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TIC and FT Services have agreed in advance to limit total expenses of the Fund to an annual rate of 1.00% of average daily net assets through April 30, 2000. For the year ended December 31, 2000, no reimbursement was necessary under the agreement.

The Fund reimburses Distributors up to .35% per year of the average daily net assets of Service shares, for costs incurred in marketing the Fund's Service shares.

 18
PAGE
TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (continued)

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At December 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,756,947,790 was as follows:

Unrealized appreciation.....................................  $1,170,675,465
Unrealized depreciation.....................................    (592,573,418)
                                                              --------------
Net unrealized appreciation.................................  $  578,102,047
                                                              ==============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment companies, wash sales, and losses realized subsequent to October 31, on the sale of foreign currencies.

At December 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 2000 of $72,377. For tax purposes, such losses will be reflected in the year ending December 31, 2001.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2000 aggregated $1,223,963,360 and $1,717,663,734, respectively.

                                                                              19
PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders of Templeton Institutional Funds, Inc. - Foreign Equity Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Foreign Equity Series of Templeton Institutional Funds, Inc. (the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 1998 were audited by other independent accountants whose report dated January 28, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
January 31, 2001

 20
PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $656,965,853 as a capital gain dividend for the fiscal year ended December 31, 2000.

At December 31, 2000, more than 50% of the Templeton Institutional Funds, Inc. Foreign Equity Series' total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to shareholders of record on December 7, 2000.

                                              PRIMARY                               SERVICE
                                 ------------------------------------------------------------------------
                                  FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
           COUNTRY               PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------
Argentina....................       $0.0000            $0.0039            $0.0000            $0.0039
Australia....................        0.0012             0.0142             0.0012             0.0142
Austria......................        0.0004             0.0016             0.0004             0.0016
Bermuda......................        0.0000             0.0045             0.0000             0.0045
Brazil.......................        0.0040             0.0193             0.0040             0.0193
Canada.......................        0.0025             0.0114             0.0025             0.0114
Chile........................        0.0001             0.0004             0.0001             0.0004
China........................        0.0000             0.0044             0.0000             0.0044
Finland......................        0.0044             0.0207             0.0044             0.0207
France.......................        0.0041             0.0234             0.0041             0.0234
Germany......................        0.0025             0.0173             0.0025             0.0173
Hong Kong....................        0.0000             0.0241             0.0000             0.0241
Hungary......................        0.0002             0.0008             0.0002             0.0008
India........................        0.0000             0.0125             0.0000             0.0125
Indonesia....................        0.0001             0.0004             0.0001             0.0004
Italy........................        0.0016             0.0074             0.0016             0.0074
Japan........................        0.0013             0.0059             0.0013             0.0059
Malaysia.....................        0.0001             0.0003             0.0001             0.0003
Mexico.......................        0.0006             0.0058             0.0006             0.0058
Netherlands..................        0.0049             0.0293             0.0049             0.0293
New Zealand..................        0.0006             0.0044             0.0006             0.0044
Norway.......................        0.0002             0.0009             0.0002             0.0009
Philippines..................        0.0001             0.0004             0.0001             0.0004
Poland.......................        0.0001             0.0003             0.0001             0.0003
Portugal.....................        0.0002             0.0011             0.0002             0.0011
Singapore....................        0.0017             0.0046             0.0017             0.0046
South Korea..................        0.0006             0.0026             0.0006             0.0026
Spain........................        0.0030             0.0143             0.0030             0.0143
Sweden.......................        0.0039             0.0192             0.0039             0.0192
Switzerland..................        0.0025             0.0118             0.0025             0.0118
United Kingdom...............        0.0088             0.0795             0.0088             0.0795
                                 ------------------------------------------------------------------------
TOTAL........................       $0.0497            $0.3467            $0.0497            $0.3467
                                 ------------------------------------------------------------------------
                                 ------------------------------------------------------------------------

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This report must be preceded or accompanied by the current prospectus of the
Templeton Institutional Funds, Inc. Foreign Equity Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.







                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          Institutional Services: 1-800-321-8563
[RECYCLE LOGO]                                  Fund Information: 1-800-362-6243


ZT454 A 2/01